Summary of material accounting policies (Details) $ in Millions	1 Months Ended	12 Months Ended
	Mar. 31, 2025 USD ($)	Dec. 31, 2025 segment
Disclosure of detailed information about property, plant and equipment [line items]
Typical number of performance obligations in non-lease revenue contracts		2
Number of reportable segments | segment		3
Number of towers converted from right-of-use assets to property, plant and equipment	1,562
Number of tower related land assets converted from right-of-use assets to property, plant and equipment	187
Increase (decrease) through transfers, property, plant and equipment	$ 71.9
Increase (decrease) through transfers, right-of-use assets	(71.9)
Gains (losses) recognised on reclassification from right of use assets to property, plant and equipment	$ 3.8
Minimum | Leasing contracts in which reporting entity is lessor
Disclosure of detailed information about property, plant and equipment [line items]
Lease term		5 years
Maximum | Leasing contracts in which reporting entity is lessor
Disclosure of detailed information about property, plant and equipment [line items]
Lease term		10 years
Base station equipment (including civil costs and overheads) | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment estimated useful lives		10 years
Base station equipment (including civil costs and overheads) | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment estimated useful lives		20 years
Base station equipment (other equipment)
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment estimated useful lives		15 years
Base station equipment (rectifier and solar power)
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment estimated useful lives		10 years
Base station equipment (alarm and battery) | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment estimated useful lives		3 years
Base station equipment (alarm and battery) | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment estimated useful lives		5 years
Base station equipment (generator and generator overhaul) | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment estimated useful lives		1 year
Base station equipment (generator and generator overhaul) | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment estimated useful lives		5 years
Base station equipment (base transmission equipment) | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment estimated useful lives		8 years
Base station equipment (base transmission equipment) | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment estimated useful lives		10 years
Fixed line network equipment (including civil works, duct system, cable system and survey costs)
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment estimated useful lives		25 years
Outdoor cabinet
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment estimated useful lives		10 years
Office complex
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment estimated useful lives		40 years
Furniture and office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment estimated useful lives		3 years
Motor vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment estimated useful lives		4 years